Loss Per Share (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Earnings per share [line items]
Loss Per Share

16	Earnings per Share

	(a)	Basic and diluted loss per share

	6 months to 31 July 2018 NZ $	6 months to 31 July 2017 NZ $

From continuing operations attributable to the ordinary equity holders of the company	(1.28)	(0.89)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(1.28)	(0.89)

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating earnings per share

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(26,515)	(18,456)

(c)	Weighted average number of shares used as the denominator

	31 July 2018 Number	31 July 2017 Number*
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	20,692,359	20,692,359

* Pursuant to the Merger Agreement between Bendon Limited and Naked Brands Inc and resulting e stock consolidation on 19 June 2018 the calculation of basic and diluted earnings per share for 2017 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.

Bendon Limited [Member]
Earnings per share [line items]
Loss Per Share

20	Loss per Share

(a)	Basic and diluted loss per share

	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$	NZ$	NZ$	NZ$
From continuing operations attributable to the ordinary equity holders of the company	(131.38)	(60.54))	(82.86)	(52.79))
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(131.38)	(60.54)	(82.86)	(52.79))

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating loss per share

For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(37,445)	(16,008)	(20,715)	(13,198)

(c)	Weighted average number of shares used as the denominator

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	Number	Number	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	285,019	264,441	250,000	250,000

(d)	Information concerning the classification of securities

Convertible notes

During the year ended 31 January 2018, Bendon Limited issued an aggregate amount of USD $2,600,000 (NZ$3,544,649) 7% convertible notes subject to an Investment Agreement dated on 9 August 2017. The convertible notes are subject to a conversion at a fixed value on the business day immediately prior to the Scrip-for-Scrip Rollover and maturity date of 10th August 2019. Conversion is at the noteholders option. If conversion does not occur, the convertible notes are redeemable at maturity. The issuer can elect to redeem at any time prior to maturity. The notes are convertible into ordinary shares of Bendon Limited, at the option of the holder, or redeemable on 10th August 2019. Due to the conversion being determined by the USD invested amount, the instrument contains a derivative in relation to potential fluctuations between the USD and NZD.

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 July 2018. These notes could potentially dilute earnings/loss per share in the future.